Quarterly Consolidated Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Consolidated Financial Data [Abstract]
Schedule Of Quarterly Consolidated Financial Data

	Quarter ended
	December 31	September 30	June 30	March 31
(in millions, except per share amounts)
2011
PG&E CORPORATION
Operating revenues	$ 3,815	$ 3,860	$ 3,684	$ 3,597
Operating income	358	408	692	484
Net income	87	203	366	202
Income available for common shareholders	83	200	362	199
Net earnings per common share, basic	0.20	0.50	0.91	0.50
Net earnings per common share, diluted	0.20	0.50	0.91	0.50
Common stock price per share:
High	43.24	43.32	46.52	47.60
Low	36.86	39.21	41.39	42.47
UTILITY
Operating revenues	$ 3,813	$ 3,859	$ 3,683	$ 3,596
Operating income	359	402	699	484
Net income	89	196	359	201
Income available for common stock	85	193	355	198

2010
PG&E CORPORATION
Operating revenues	$ 3,621	$ 3,513	$ 3,232	$ 3,475
Operating income	492	503	695	618
Net income	254	261	337	261
Income available for common shareholders	250	258	333	258
Net earnings per common share, basic	0.63	0.66	0.88	0.69
Net earnings per common share, diluted	0.63	0.66	0.86	0.67
Common stock price per share:
High	48.63	48.34	45.00	45.63
Low	45.38	40.52	34.95	40.58
UTILITY
Operating revenues	$ 3,620	$ 3,513	$ 3,232	$ 3,475
Operating income	494	505	696	619
Net income	253	265	339	264
Income available for common stock	249	262	335	261